Impaired Credit Substitutes (Detail) - Debt securities, other than asset and mortgage-backed securities ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Average non-performing credit substitutes	₨ 0	$ 0	₨ 0
Interest income recognized on non-performing credit substitutes	0	$ 0	0
Credit Substitutes
Schedule of Available-for-sale Securities [Line Items]
Gross non-performing credit substitutes	0		0	$ 0
Credit Substitutes by Industry
Schedule of Available-for-sale Securities [Line Items]
Gross non-performing credit substitutes	₨ 0		₨ 0	$ 0